Summary of Changes in DAC Balance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Policy Acquisition Costs
Balance at beginning of year	$ 5,200	$ 4,063	$ 3,778
Capitalization of DAC	823	870	685
Amortization of DAC, excluding unlocks	(412)	(326)	(397)
Amortization of DAC related to unlocks	(21)	258	190
Adjustments to DAC related to unrealized gains and losses on available- for-salesecurities	(158)	335	(193)
Balance at end of year	$ 5,432	$ 5,200	$ 4,063